Loans At Amortized Cost_Details Of Loan Types And Customer Types Of Loans To Customers Other Than Banks(Details) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	₩ 315,718,013	₩ 284,808,338
Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Proportions (%)	100.00%	100.00%
Loans Excluding In Other Than Banks	₩ 318,327,074	₩ 286,918,492
Less: Allowances
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	(2,609,061)	(2,110,154)
Loans in Korean won | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	276,858,802	252,645,404
Loans in foreign currencies | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	4,970,249	3,200,073
Domestic import usance bills | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	2,817,174	2,128,868
Off-shore funding loans | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	844,954	730,817
Call loans | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	1,473,397	335,200
Bills bought in Korean won | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	3,057	4,168
Bills bought in foreign currencies | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	3,427,368	3,875,550
Guarantee payments under payment guarantee | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	4,150	6,478
Credit card receivables in Korean won | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	17,346,224	15,200,843
Credit card receivables in foreign currencies | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	7,834	4,004
Reverse repurchase agreements | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	3,341,700	1,197,700
Privately placed bonds | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	823,178	1,994,932
Factored receivables | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	6,385	52,820
Lease receivables | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	1,794,582	1,834,428
Loans for installment credit | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	4,608,020	3,707,207
Retail
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	₩ 158,435,972	₩ 145,841,681
Retail | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Proportions (%)	49.97%	50.98%
Loans Excluding In Other Than Banks	₩ 159,078,869	₩ 146,270,980
Retail | Less: Allowances
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	(642,897)	(429,299)
Retail | Loans in Korean won | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	152,523,852	140,630,735
Retail | Loans in foreign currencies | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	259,015	121,166
Retail | Domestic import usance bills | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Retail | Off-shore funding loans | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Retail | Call loans | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Retail | Bills bought in Korean won | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Retail | Bills bought in foreign currencies | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Retail | Guarantee payments under payment guarantee | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	46	105
Retail | Credit card receivables in Korean won | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Retail | Credit card receivables in foreign currencies | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Retail | Reverse repurchase agreements | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Retail | Privately placed bonds | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Retail | Factored receivables | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	446	51,401
Retail | Lease receivables | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	1,712,597	1,773,901
Retail | Loans for installment credit | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	4,582,913	3,693,672
Corporate
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	₩ 140,638,924	₩ 124,211,076
Corporate | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Proportions (%)	44.57%	43.72%
Loans Excluding In Other Than Banks	₩ 141,894,147	₩ 125,442,665
Corporate | Less: Allowances
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	(1,255,223)	(1,231,589)
Corporate | Loans in Korean won | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	124,334,950	112,014,669
Corporate | Loans in foreign currencies | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	4,711,234	3,078,907
Corporate | Domestic import usance bills | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	2,817,174	2,128,868
Corporate | Off-shore funding loans | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	844,954	730,817
Corporate | Call loans | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	1,473,397	335,200
Corporate | Bills bought in Korean won | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	3,057	4,168
Corporate | Bills bought in foreign currencies | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	3,427,368	3,875,550
Corporate | Guarantee payments under payment guarantee | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	4,104	6,373
Corporate | Credit card receivables in Korean won | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Corporate | Credit card receivables in foreign currencies | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Corporate | Reverse repurchase agreements | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	3,341,700	1,197,700
Corporate | Privately placed bonds | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	823,178	1,994,932
Corporate | Factored receivables | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	5,939	1,419
Corporate | Lease receivables | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	81,985	60,527
Corporate | Loans for installment credit | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	25,107	13,535
Credit card
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	₩ 16,643,117	₩ 14,755,581
Credit card | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Proportions (%)	5.46%	5.30%
Loans Excluding In Other Than Banks	₩ 17,354,058	₩ 15,204,847
Credit card | Less: Allowances
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	(710,941)	(449,266)
Credit card | Loans in Korean won | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Credit card | Loans in foreign currencies | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Credit card | Domestic import usance bills | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Credit card | Off-shore funding loans | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Credit card | Call loans | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Credit card | Bills bought in Korean won | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Credit card | Bills bought in foreign currencies | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Credit card | Guarantee payments under payment guarantee | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Credit card | Credit card receivables in Korean won | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	17,346,224	15,200,843
Credit card | Credit card receivables in foreign currencies | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	7,834	4,004
Credit card | Reverse repurchase agreements | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Credit card | Privately placed bonds | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Credit card | Factored receivables | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Credit card | Lease receivables | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Credit card | Loans for installment credit | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	₩ 0	₩ 0